Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	21.00%	21.00%	21.00%
Tax differential on foreign income	(29.00%)	(10.00%)	(31.00%)
Intra-entity IP sale			(37.00%)
Domestic incentives	(24.00%)	(5.00%)	(9.00%)
State and local	(21.00%)	(3.00%)	0.00%
Other	(1.00%)	0.00%	3.00%
Effective rate	(54.20%)	2.60%	(53.00%)
Tax differential on foreign income, portion related to one-time pension settlement charge	(24.00%)
Domestic incentives, portion related to one-time pension settlement charge	(20.00%)
State and local, portion related to one-time pension settlement charge	(21.00%)
Other, portion related to one-time pension settlement charge	(1.00%)